Unvested Share Activity under Stock Options Plans (Detail) (AVX Corporation, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
AVX Corporation
Number of Options
Unvested balance at March 31, 2012	1,301
Options granted	538
Options forfeited	(68)
Options vested	(518)
Unvested balance at March 31, 2013	1,253
Weighted Average Grant-Dated Fair Value
Unvested balance at March 31, 2012	$ 2.99
Options granted	$ 2.09
Options forfeited	$ 2.79
Options vested	$ 3.00
Unvested balance at March 31, 2013	$ 2.61